Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The denominator is based on the following weighted average number of common shares:

	Three months ended March 31,		Years ended December 31,
	2014	2013	2013	2012
Basic weighted average common shares outstanding	4,256,190	4,283,218	4,269,169	4,320,050
Incremental shares for assumed exercise of options	30,483	12,440	20,649	6,279
Diluted weighted average common shares outstanding	4,286,673	4,295,658	4,289,818	4,326,329